MASSMUTUAL SELECT FUNDS

Supplement dated September 8, 2014 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for the Diversified Value Fund found on page 25 under the heading Portfolio Managers in the section titled Management:

Portfolio Managers:

Joseph J. Kirby is a Portfolio Manager at Brandywine Global. He has managed the Fund since January 2010.

Henry F. Otto is a Managing Director and Portfolio Manager at Brandywine Global. He has managed the Fund since January 2010.

Steven M. Tonkovich is a Managing Director and Portfolio Manager at Brandywine Global. He has managed the Fund since January 2010.

Arthur Barry, CFA is a Vice President and Portfolio Manager at Loomis Sayles. He has managed the Fund since January 2010.

The following information replaces similar information for Loomis, Sayles & Company, L.P. found on page 119 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Arthur Barry, CFA

is the portfolio manager of a portion of the Diversified Value Fund. Mr. Barry is a Vice President of Loomis Sayles and a portfolio manager for its large cap value group. Mr. Barry joined Loomis Sayles in 2005. Prior to joining Loomis Sayles, Mr. Barry was a Senior Vice President of State Street Research & Management and portfolio manager for its Large Cap Value Fund. Previously, Mr. Barry was a senior portfolio manager at Invesco Capital Management where he was a member of its large cap value investment team responsible for $1 billion in institutional client accounts. Prior to that, Mr. Barry was a portfolio manager at Federated Research Corp., first as lead portfolio manager for its Capital Appreciation Fund before assuming leadership of its American Leaders Fund. In 2000, he was recognized as one of the Top 100 portfolio managers by Barron’s in its annual ranking of mutual fund stockpickers.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-14-03

MASSMUTUAL SELECT FUNDS

MassMutual Select Diversified Value Fund

Supplement dated September 8, 2014 to the

Summary Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found under the heading Portfolio Managers in the section titled Management:

Portfolio Managers:

Joseph J. Kirby is a Portfolio Manager at Brandywine Global. He has managed the Fund since January 2010.

Henry F. Otto is a Managing Director and Portfolio Manager at Brandywine Global. He has managed the Fund since January 2010.

Steven M. Tonkovich is a Managing Director and Portfolio Manager at Brandywine Global. He has managed the Fund since January 2010.

Arthur Barry, CFA is a Vice President and Portfolio Manager at Loomis Sayles. He has managed the Fund since January 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

DV-14-01

MASSMUTUAL SELECT FUNDS

Supplement dated September 8, 2014 to the

Statement of Additional Information dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective immediately, the following replaces the last sentence in the first paragraph under “Other Disclosures” found on page B-47 in the section titled Disclosure of Portfolio Holdings:

These service providers include the Funds’ custodians (State Street or Brown Brothers Harriman & Co., as applicable ), the Funds’ sub-administrators (State Street and MassMutual), the Funds’ independent registered public accounting firm (Deloitte & Touche LLP), legal counsel (Ropes & Gray LLP), financial printer (R.R. Donnelley), any proxy voting service employed by the Funds, MML Advisers, or any of the Funds’ subadvisers, providers of portfolio analysis tools, and any pricing services employed by the Funds.

Effective immediately, the following replaces the third sentence in the first paragraph under “Administrator, Sub-Administrator, and Shareholder Servicing Agent” found on page B-92 in the section titled Investment Advisory and Other Service Agreements:

MML Advisers has entered into sub-administration agreements with both State Street and MassMutual pursuant to which State Street and MassMutual each assist in many aspects of fund administration.

Effective immediately, the information for Warren N. Koontz, Jr. under Loomis, Sayles & Company, L.P. found on page B-295 in Appendix C – Additional Portfolio Manager Information is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-14-03